LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liquidity And Ability To Continue As Going Concern
LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2 - LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has incurred losses since inception, including $9.3 and $17.8 million for the nine months ended September 30, 2023 and 2022, respectively, resulting in an accumulated deficit of approximately $88.8 million as of September 30, 2023.

Net cash used in operating activities amounted to approximately $9.2 and $16.6 million for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023, the Company had total liabilities of approximately $10.3 million.

As of September 30, 2023, the Company had approximately $1.0 million in cash and cash equivalents, which will not be sufficient to fund operations and strategic objectives over the next twelve months from the date of issuance of these financial statements. Without additional financing, these factors raise substantial doubt regarding the Company’s ability to continue as a going concern. See Note 15 for additional information regarding the Company’s financing activity following the quarter ended September 30, 2023.

The Company previously disclosed that its goal was to decrease costs and increase revenues during 2023 with the aim of becoming cash flow positive from operations by the first quarter of 2024 without the need for additional financing, if possible. The Company has successfully implemented cost savings measures and significantly reduced cash used in operations. However, sales have not grown during 2023 as anticipated as our product offerings and strategies are refined. As such, the Company now anticipates that it will be required to obtain additional financing to satisfy its cash needs, as management continues to work towards increasing revenue and achieving cash flow positive operations in the foreseeable future. See Note 15 for additional information regarding the Company’s financing activity following the quarter ended September 30, 2023.

Until a state of cash flow positivity is reached, management is reviewing all options to obtain additional financing to fund operations. This financing is expected to come primarily from the issuance of equity securities in order to sustain operations until the Company can achieve profitability and positive cash flows, if ever. There can be no assurances, however, that adequate additional funding will be available on favorable terms, or at all. If such funds are not available in the future, the Company may be required to delay, significantly modify or terminate some or all of its operations, all of which could have a material adverse effect on the Company and stockholders.

The Company does not have any off-balance sheet arrangements, as defined by applicable regulations of the SEC, that are reasonably likely to have a current or future material effect on its financial condition, results of operations, liquidity, capital expenditures or capital resources.

NOTE 2 - LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern.

As of December 31, 2022, the Company had an accumulated deficit of approximately $79.5 million. As of December 31, 2022, the Company incurred a net loss of approximately $23.8 million. Net cash used in operating activities amounted to approximately $19.6 million for the year ended December 31, 2022. As of December 31, 2022, the Company had total liabilities of approximately $8.9 million.

As of December 31, 2022, the Company had approximately $3.5 million in cash and cash equivalents, which may not be sufficient to fund the operations and strategic objectives of the Company over the next twelve months from the date of issuance of these financial statements. Without additional financing, these factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The Company will be required to obtain additional financing and expects to satisfy its cash needs primarily from the issuance of equity securities or indebtedness in order to sustain operations until it can achieve profitability and positive cash flows, if ever. There can be no assurances, however, that adequate additional funding will be available on favorable terms, or at all. If such funds are not available in the future, the Company may be required to delay, significantly modify or terminate its operations, all of which could have a material adverse effect on the Company.

The Company does not have any off-balance sheet arrangements, as defined by applicable regulations of the SEC, that are reasonably likely to have a current or future material effect on our financial condition, results of operations, liquidity, capital expenditures or capital resources.